Securities	12 Months Ended
Dec. 31, 2013
Trading Securities [Abstract]
Securities
Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2013:
U.S. government agencies	$21,000	$––	$(849)	$20,151
State and political subdivisions	6,196	191	––	6,387
Equity securities	4	22	––	26

	$27,200	$213	$(849)	$26,564

Available-for-sale Securities:
December 31, 2012:
U.S. government agencies	$23,980	$93	$(3)	$24,070
State and political subdivisions	10,345	414	––	10,759
Equity securities	4	20	––	24

	$34,329	$527	$(3)	$34,853

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value
	(In thousands)
Held-to-maturity Securities:
December 31, 2013:
State and political subdivisions	$955	$15	$––	$970

December 31, 2012:
State and political subdivisions	$2,768	$72	$––	$2,840

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2013, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale		Held-to-maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In thousands)

Within one year	$––	$––	$386	$399
One to five years	6,402	6,418	569	571
Five to ten years	14,794	14,520	––	––
After ten years	6,000	5,600	––	––

	27,196	26,538	955	970

Equity securities	4	26	––	––

Totals	$27,200	$26,564	$955	$970

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $19.6 million and $25.5 million at December 31, 2013 and 2012, respectively.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost.  The total fair value of these investments at December 31, 2013 and 2012, was $20.2 million and $3.0 million, which represented approximately 73.2% and 8.0%, respectively, of the Company’s available-for-sale and held-to-maturity investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012:

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)

US Government agencies	$20,151	$(849)	$––	$––	$20,151	$(849)

Total temporarily impaired securities	$20,151	$(849)	$––	$––	$20,151	$(849)

U. S. Government Agencies

The unrealized losses on the Company’s investments in direct obligations of U. S. government agencies were caused by interest rate increases.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2013.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)

US Government agencies	$2,997	$(3)	$––	$––	$2,997	$(3)

Total temporarily impaired securities	$2,997	$(3)	$––	$––	$2,997	$(3)

The contractual terms of those investments in an unrealized loss position do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2013.